Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 253,143,223	$ 280,329,704
Land [member]
IfrsStatementLineItems [Line Items]
Total	$ 253,143,223	$ 280,329,704